Tradr 2X Long APP Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$111,002,461
TOTAL NET ASSETS — 100.0%	$111,002,461

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cantor Fitzgerald	AppLovin Corporation - Class A	Receive	10.63% (OBFR01* + 700bps)	At Maturity	2/16/2027	$9,431,179	$-	$3,480,218
Clear Street	AppLovin Corporation - Class A	Receive	5.38% (OBFR01* + 175bps)	At Maturity	7/7/2027	112,283,298	-	38,231,778
Marex	AppLovin Corporation - Class A	Receive	6.13% (OBFR01* + 250bps)	At Maturity	5/21/2027	9,428,879	-	691,695
TD Cowen	AppLovin Corporation - Class A	Receive	5.63% (OBFR01* + 200bps)	At Maturity	6/2/2027	34,650,912	-	15,516,466
TOTAL EQUITY SWAP CONTRACTS								$57,920,157

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.